General (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) shares	Jan. 13, 2020	Jun. 03, 2019 USD ($)	Sep. 16, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
General (Details) [Line Items]
Description of agreement				ScoutCam entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc., formerly known as Intellisense Solutions . (“Intellisense”) and the Company, Pursuant to the Exchange Agreement the Company assigned, transferred and delivered 100% of its holdings in ScoutCam Ltd. to ScoutCam Inc., in exchange for a consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”).
Stock capital, percentage		90.00%
Capital notes issued					$ 2,000,000
Invested amount	$ 750
Aggregate of ordinary shares (in Shares) | shares	325,270
issued and outstanding share capital percentage	58.70%
Issued and outstanding, percentage	50.01%
Payment of golden grand value			$ 3,000
Milestones based installments			4
Comprehensive loss					6,900	$ 14,200
Negative cash flows from operating					2,700	$ 2,700
Recurring operating losses					81,000
Cash and cash equivalent					$ 35,300
Matomy Media Group Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage					24.92%
Polyrizon Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage					19.90%
Safe Foods, Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage					0.80%